BROWN, CUMMINS & BROWN CO., L.P.A.
                         ATTORNEYS AND COUNSELORS AT LAW
                                3500 CAREW TOWER
J.W. BROWN (1911-1995)           441 VINE STREET
JAMES R. CUMMINS            CINCINNATI, OHIO  45202
ROBERT S BROWN              TELEPHONE (513) 381-2121
DONALD S. MENDELSOHN        TELECOPIER (513) 381-2125               OF COUNSEL
LYNNE SKILKEN                                                    GILBERT BETTMAN
AMY G. APPLEGATE
KATHRYN KNUE PRZYWARA
MELANIE S. CORWIN
JOANN M. STRASSER
PAMELA L. KOGUT


                                                              September 22, 1998





VIA ELECTRONIC FILING
Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549

         RE: THE JAMES ADVANTAGE FUNDS, FILE NOS. 333-37277 AND 811-8411

Gentlemen:

         The James Advantage Funds (the "Trust") hereby submits for filing Post-Effective Amendment No. 2 of the Trust (the "Amendment"). The Amendment is being filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 for the purpose of providing audited financial information and other updating information for The Golden Rainbow Fund. In addition, the prospectus has been revised because the approved management agreements for the Small Cap Fund and the Market Neutral Fund are "universal fee" arrangements underwhich the Funds' adviser pays most of the operating expenses of the Funds. Other changes were made in response to comments from the Trust's examiner to Post-Effective Amendment No. 1. The registration statement has been marked to show all changes to Post-Effective Amendment No. 1.

         WE HEREBY REQUEST ACCELERATION OF THE EFFECTIVE DATE OF THE AMENDMENT TO THE EARLIEST TIME POSSIBLE ON SEPTEMBER 23, 1998. If you have any questions concerning this filing, please contact Donald S. Mendelsohn at (513) 381-2121.



                                             Very Truly Yours,

                                             /s/
                                             ---------------------------------
                                             BROWN, CUMMINS & BROWN CO., L.P.A.

BCB/jlm
Enclosure

c:       Mr. Richard Pfordte
         Mr. Barry James